FAIR VALUE HIERARCHY - Schedule of fair value of financial assets and liabilities by classes (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Financial assets at fair value through profit or loss
Non-current portion	₫ 918,040	$ 36,645,378	₫ 918,040
Current portion			185,787
Financial assets	918,040	36,645,378	1,103,827
Financial liability at fair value through profit or loss
Non-current portion	24,018	958,726	36,326
Current portion	23,499,638	938,034,408	21,619,612
Financial liabilities	23,523,656	938,993,134	21,655,938
Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	0		185,787
Financial liability at fair value through profit or loss
Warrant liability	147,686	5,895,178	0
Other investments
Financial assets at fair value through profit or loss
Derivative asset	918,040	36,645,378	918,040
DPS2
Financial liability at fair value through profit or loss
Warrant liability	23,351,952	932,139,230	21,619,612
Warrant liability
Financial liability at fair value through profit or loss
Warrant liability	24,018	$ 958,726	36,326
Quoted prices in active markets for identical instruments (Level 1)
Financial liability at fair value through profit or loss
Non-current portion	24,018		36,326
Financial liabilities	24,018		36,326
Quoted prices in active markets for identical instruments (Level 1) | Warrant liability
Financial liability at fair value through profit or loss
Warrant liability	24,018		36,326
Significant unobservable inputs (Level 3)
Financial assets at fair value through profit or loss
Non-current portion	918,040		918,040
Current portion			185,787
Financial assets	918,040		1,103,827
Financial liability at fair value through profit or loss
Current portion	23,499,638		21,619,612
Financial liabilities	23,499,638		21,619,612
Significant unobservable inputs (Level 3) | Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset			185,787
Financial liability at fair value through profit or loss
Warrant liability	147,686
Significant unobservable inputs (Level 3) | Other investments
Financial assets at fair value through profit or loss
Derivative asset	918,040		918,040
Significant unobservable inputs (Level 3) | DPS2
Financial liability at fair value through profit or loss
Warrant liability	₫ 23,351,952		₫ 21,619,612